Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,492,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,072.85
Total Offset Amount	0.00
Net Fee	4,072.85
Narrative - Max Aggregate Offering Price	$ 29,492,000.00
Final Prospectus	true